Summary of Significant Accounting Policies - Summary of reconciliation of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 79,677	$ 8,564
Restricted cash	142	145
Total	$ 79,819	$ 8,709